Additional information: Condensed statements of comprehensive income of the parent company (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Additional information: condensed financial statements of the Company
Selling expenses	¥ (226,474,000)	¥ (404,683,000)	¥ (510,608,000)
General and administrative expenses	(150,379,000)	(206,971,000)	(230,646,000)
Finance income	155,000	113,000	1,185,000
Finance costs	(21,635,000)	(27,230,000)	(29,189,000)
Fair value loss of convertible note	(26,506,000)	(4,240,000)	(1,599,000)
Loss before income tax	(94,173,000)	(681,314,000)	(259,492,000)
Income tax expense	(18,067,000)	(11,798,000)	(12,587,000)
Loss for the year	(76,106,000)	(669,516,000)	(246,905,000)
Items that may be subsequently reclassified to profit or loss
Currency translation differences	(665,000)	574,000	(731,000)
Total other comprehensive income/(loss) for the year, net of tax	5,299,000	574,000	(731,000)
Total comprehensive income/(loss) for the year	(70,807,000)	(668,942,000)	(247,636,000)
Parent company
Additional information: condensed financial statements of the Company
Loss from subsidiaries	(30,294,000)	(469,724,000)	(140,096,000)
Selling expenses		(511,000)	(1,228,000)
General and administrative expenses	(34,575,000)	(47,188,000)	(103,982,000)
Finance income	5,269,000
Finance costs		(338,000)
Other loss, net	(7,000)	(6,968,000)
Fair value loss of convertible note	(26,506,000)	(4,240,000)	(1,599,000)
Loss before income tax	(86,113,000)	(528,969,000)	(246,905,000)
Loss for the year	(86,113,000)	(528,969,000)	(246,905,000)
Items that may be subsequently reclassified to profit or loss
Currency translation differences	(665,000)	574,000	(731,000)
Total other comprehensive income/(loss) for the year, net of tax	(665,000)	574,000	(731,000)
Total comprehensive income/(loss) for the year	¥ (86,778,000)	¥ (528,395,000)	¥ (247,636,000)